PART A-Version B



                          THE VARIABLE ANNUITY CONTRACT

                                    issued by

                        PREFERRED LIFE VARIABLE ACCOUNT C

                                       and

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK



This prospectus describes the Variable Annuity Contract with a Fixed Account offered by Preferred Life Insurance Company of New York (Preferred Life). All references to "we," "us" and "our" refer to Preferred Life.

The annuity offers the Variable Options, and a Fixed Account of Preferred Life. Each Variable Option invests in a Portfolio listed below. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account).


VARIABLE OPTIONS:


AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Capital Appreciation Fund

AIM V.I. Growth Fund

AIM V.I. International Equity Fund

AIM V.I. Value Fund

THE ALGER AMERICAN FUND:

Alger American Growth Portfolio

Alger American Leveraged AllCap Portfolio

Alger American MidCap Growth Portfolio

Alger American Small Capitalization Portfolio

DAVIS VARIABLE ACCOUNT FUND, INC.:

Davis VA Financial Portfolio

Davis VA Real Estate Portfolio

Davis VA Value Portfolio

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST#:

Franklin Aggressive Growth Securities Fund

Franklin Global Communications Securities Fund

Franklin Global Health Care Securities Fund

Franklin Growth and Income Securities Fund

Franklin High Income Fund

Franklin Income Securities Fund

Franklin Large Cap Growth Securities Fund

Franklin Natural Resources Securities Fund

Franklin Rising Dividends Securities Fund

Franklin S&P 500 Index Fund

Franklin Small Cap Fund

Franklin Technology Securities Fund

Franklin U.S. Government Fund

Franklin Value Securities Fund

Mutual Discovery Securities Fund

Mutual Shares Securities Fund

Templeton Developing Markets Securities Fund

Templeton Growth Securities Fund

Templeton International Securities Fund

Templeton International Smaller Companies Fund



#Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

JP MORGAN SERIES TRUST II:

J.P. Morgan International Opportunities Portfolio

J.P. Morgan U.S. Disciplined Equity Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Growth & Income Fund/VA

PIMCO VARIABLE INSURANCE TRUST:

PIMCO VIT High Yield Bond Portfolio

PIMCO VIT StocksPLUS Growth and Income Portfolio

PIMCO VIT Total Return Bond Portfolio

THE PRUDENTIAL SERIES FUND, INC.:

SP Jennison International Growth Portfolio

SP Strategic Partners Focused Growth Portfolio

SELIGMAN PORTFOLIOS, INC.:

Seligman Global Technology Portfolio

Seligman Small-Cap Value Portfolio

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:

USAllianz VIP Diversified Assets Fund

USAllianz VIP Fixed Income Fund

USAllianz VIP Global Opportunities Fund

USAllianz VIP Growth Fund

USAllianz VIP Money Market Fund

VAN KAMPEN LIFE INVESTMENT TRUST:

Van Kampen LIT Enterprise Portfolio

Van Kampen LIT Growth and Income Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Variable Annuity Contract with a Fixed Account.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000, as amended December 15, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. The Table of Contents of the SAI is on page 27 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at (800) 542-5427 or write us at: 152 West 57th Street, 18th Floor, New York, New York 10019.

The Variable Annuity Contracts:

o   are not bank deposits

o   are not federally insured

o   are not endorsed by any bank or government agency

o   are not guaranteed and may be subject to loss of principal

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Dated:  May 1, 2000, as amended December 15, 2000.

TABLE OF CONTENTS


Index of Terms                                      4

Summary                                             5

Fee Table                                           6

1. The Variable Annuity Contract                   13

     Contract Owner                                13

     Joint Owner                                   13

     Annuitant                                     13

     Beneficiary                                   13

     Assignment                                    13

2. Annuity Payments

(The Payout Phase)                                 14

     Annuity Options                               14

3. Purchase                                        15

     Purchase Payments                             15

     Automatic Investment Plan                     15

     Allocation of Purchase Payments               15

     Free Look                                     15

     Accumulation Units                            16

4. Investment Options                              16

     Transfers                                     18

     Dollar Cost Averaging Program                 19

     Flexible Rebalancing                          19

     Voting Privileges                             19

     Substitution                                  20

5. Expenses                                        20

     Insurance Charges                             20

           Mortality and Expense Risk Charge       20

           Administrative Charge                   20

     Contract Maintenance Charge                   20

     Contingent Deferred Sales Charge              20

     Waiver of Contingent Deferred

           Sales Charge                            21

     Reduction or Elimination of the

           Contingent Deferred Sales Charge        21

     Transfer Fee                                  21

     Income Taxes                                  21

     Portfolio Expenses                            21

6. Taxes                                           21

     Annuity Contracts in General                  21

     Qualified and Non-Qualified Contracts         22

     Multiple Contracts                            22

     Withdrawals-- Non-Qualified Contracts         22

     Withdrawals-- Qualified Contracts             22

     Withdrawals-- Tax-Sheltered Annuities         23

     Diversification                               23

7. Access to Your Money                            23

     Systematic Withdrawal Program                 24

     Minimum Distribution Program                  24

     Suspension of Payments or Transfers           24

8. Performance                                     24

9. Death Benefit                                   25

     Upon Your Death                               25

     Death of Annuitant                            26

10. Other Information                              26

     Preferred Life                                26

     The Separate Account                          26

     Distribution                                  27

     Administration                                27

     Financial Statements                          27

Table of Contents of the Statement

     of Additional Information                     27

Appendix                                           28


INDEX OF TERMS
-------------------------------------------------------------------------------

This prospectus is written in plain English to make it as understandable for you as possible. However, there are some technical terms used which are capitalized in this prospectus. The page that is indicated below is where you will find the definition for the word or term.


                                              Page

Accumulation Phase                              13

Accumulation Unit                               16

Annuitant                                       13

Annuity Options                                 14

Annuity Payments                                14

Annuity Unit                                    16

Beneficiary                                     13

Contract                                        13

Contract Owner                                  13

Fixed Account                                   13





                                              Page

Income Date                                     14

Joint Owner                                     13

Non-Qualified                                   22

Payout Phase                                    13

Portfolios                                      13

Purchase Payment                                15

Qualified                                       22

Tax Deferral                                    13

Variable Option                                 13

SUMMARY
-------------------------------------------------------------------------------

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT:

The annuity contract offered by Preferred Life provides a means for investing on a tax-deferred basis in Variable Options and the Preferred Life Fixed Account for retirement savings or other long-term investment purposes. The Contract provides a guaranteed death benefit and annuity income options.

ANNUITY PAYMENTS:

If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account, the available Variable Options or both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

PURCHASE:

You can buy the Contract with $5,000 or more under most circumstances. You can add $250 or more any time you like during the Accumulation Phase.

INVESTMENT OPTIONS:

You can put your money in the Variable Options and/or you can invest in the Preferred Life Fixed Account. The investment returns on the Portfolios are not guaranteed. You can make or lose money. You can make transfers between investment choices.

EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.

Each year, Preferred Life deducts a $30 contract maintenance charge from your Contract. Preferred Life currently waives this charge if the value of your Contract is at least $50,000.

Preferred Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option during the Accumulation Phase (1.25% during the Payout Phase). Preferred Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the value of the Contract invested in a Variable Option.

If you take money out of the Contract, Preferred Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 6% in the first year and declines to 0% after 7 years.

You can make 12 free transfers each year. After that, Preferred Life deducts $25, or 2% of the amount transferred, whichever is less, for each additional transfer.

There are also daily investment charges which range, on an annual basis, from 0.60% to 1.81% of the average daily value of the Portfolio, depending upon the Portfolio.

TAXES:

Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY:

You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:

If you die before moving to the Payout Phase, the Beneficiary will receive a death benefit.

FREE-LOOK:

You can cancel the Contract within 10 days after receiving it. Preferred Life will refund the value of your Contract on the day it receives your request to cancel the Contract. This may be more or less than your original payment. If you have purchased the Contract as an individual retirement annuity, Preferred Life will refund the Purchase Payment.

INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:

         USAllianz Service Center
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA 19312-0031
         1-800-624-0197

Fee Table
-------------------------------------------------------------------------------

The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Variable Options under the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*
(as a percentage of purchase payments)

                                     YEARS SINCE
                                  PURCHASE PAYMENT       CHARGE

                                         0-1               6%

                                         1-2               6%

                                         2-3               6%

                                         3-4               5%

                                         4-5               4%

                                         5-6               3%

                                         6-7               2%

                                         7 +               0%



Transfer Fee     First 12 transfers in a Contract year are currently free.
                 Thereafter, the fee is $25. Dollar Cost Averaging transfers and
                 Flexible Rebalancing transfers are not currently counted.
CONTRACT MAINTENANCE CHARGE**                       $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily account value)

Mortality and Expense Risk Charge***                 1.34%

Administrative Charge                                0.15%
                                                     -----

Total Separate Account Annual Expenses               1.49%



       *Each year after the first Contract year, you may make multiple partial withdrawals of up to a total of 15% of the value of your Contract and no contingent deferred sales charge will be assessed. See Section 7 -- "Access to Your Money" for additional options.
      **During the Accumulation Phase, the charge is waived if the value of your Contract is at least $50,000. If you own more than one Contract offered under this Prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000.
    ***The Mortality and Expense Risk Charge is 1.25% during the Payout Phase.



FUND ANNUAL EXPENSES
(as a percentage of a Portfolio's average daily net assets for the most recent fiscal year). See the accompanying Portfolio prospectuses for more information.

                                                                                                    TOTAL FUND
                                                                               OTHER EXPENSES        EXPENSES
                                                                               (AFTER WAIVERS/    (AFTER WAIVERS/
                                                   MANAGEMENT         12B-1                       REIMBURSEMENTS
REIMBURSEMENTS
VARIABLE OPTION                                       FEES            FEES        AS NOTED)      AS NOTED)
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                      .62%            --         .11%                 .73%

AIM V.I. Growth Fund                                    .63%            --          .10%                .73%

AIM V.I. International Equity Fund                      .75%            --          .22%                .97%

AIM V.I. Value Fund                                     .61%            --          .15%                .76%

Alger American Growth Portfolio                         .75%            --          .04%                .79%

Alger American Leveraged AllCap Portfolio1              .85%            --          .08%                .93%

Alger American MidCap Growth Portfolio                  .80%            --          .05%                .85%

Alger American Small Capitalization Portfolio           .85%            --          .05%                .90%

Davis VA Financial Portfolio2                           .75%            --          .25%               1.00%

Davis VA Real Estate Portfolio2                         .75%            --          .25%               1.00%

Davis VA Value Portfolio2                               .75%            --          .25%               1.00%

Franklin Aggressive Growth Securities Fund, Class 23/4  .50%           .25%         .22%                .97%

Franklin Global Communications Securities Fund, Class 24.48%           .25%         .03%                .76%

Franklin Global Health Care Securities Fund, Class 24/5 .60%           .25%         .22%               1.07%

Franklin Growth and Income Securities Fund, Class 2 4   .47%           .25%         .02%                .74%

Franklin High Income Fund, Class 2 4                    .51%           .25%         .03%                .79%

Franklin Income Securities Fund, Class 2 4              .48%           .25%         .02%                .75%

Franklin Large Cap Growth Securities Fund, Class 2 4/6  .75%           .25%         .02%               1.02%

Franklin Natural Resources Securities Fund, Class 2 4   .62%           .25%         .04%                .91%

Franklin Rising Dividends Securities Fund, Class 2 4    .73%           .25%         .02%               1.00%

Franklin S&P 500 Index Fund, Class 2 4                  .15%           .25%         .83%               1.23%

Franklin Small Cap Fund, Class 2 4/5/7                  .55%           .25%         .27%               1.07%

Franklin Technology Securities Fund, Class 2 3/4        .55%           .25%         .38%               1.18%

Franklin U.S. Government Fund, Class 2 4                .49%           .25%         .02%                .76%

Franklin Value Securities Fund, Class 2 4/5             .60%           .25%         .21%               1.06%

J.P. Morgan International Opportunities Portfolio8      .60%            --         .60%                1.20%

J.P. Morgan U.S. Disciplined Equity Portfolio8          .35%            --          .50%                .85%

Mutual Discovery Securities Fund, Class 2 4/5           .80%           .25%         .21%               1.26%

Mutual Shares Securities Fund, Class 2 4/5/6            .60%           .25%         .19%               1.04%

Oppenheimer Global Securities Fund/VA                   .67%            --          .02%                .69%

Oppenheimer High Income Fund/VA                         .74%            --          .01%                .75%

Oppenheimer Main Street Growth & Income Fund/VA         .73%            --          .05%                .78%

PIMCO VIT High Yield Bond Portfolio9                    .25%            --          .50%                .75%

PIMCO VIT StocksPLUS Growth and Income Portfolio9       .25%            --          .40%                .65%

PIMCO VIT Total Return Bond Portfolio9                  .25%            --          .40%                .65%

Seligman Global Technology Portfolio10                 1.00%            --          .40%               1.40%

Seligman Small-Cap Value Portfolio10                   1.00%            --          .00%               1.00%

SP Jennison International Growth Portfolio11            .85%           .25%         .54%               1.64%

SP Strategic Partners Focused Growth Portfolio11        .90%           .25%         .26%               1.41%

Templeton Developing Markets Securities Fund, Class 24/5/71.25%        .25%         .31%               1.81%

Templeton Growth Securities Fund, Class 2 4/6           .83%           .25%         .05%               1.13%

Templeton International Securities Fund, Class 2 4/5/7  .69%           .25%         .19%               1.13%

Templeton International Smaller Companies Fund, Class 24/5.85%         .25%         .26%               1.36%



USAllianz VIP Diversified Assets Fund12                 .55%           .25%         .20%               1.00%

USAllianz VIP Fixed Income Fund12                       .50%           .25%         .00%                .75%

USAllianz VIP Global Opportunities Fund12               .95%           .25%         .31%               1.51%

USAllianz VIP Growth Fund12                            .65%            .25%         .00%                .90%

USAllianz VIP Money Market Fund12                       .35%           .25%         .30%                .90%

Van Kampen LIT Enterprise Portfolio13                  .48%             --         .12%                 .60%

Van Kampen LIT Growth & Income Portfolio13             .43%             --         .32%                 .75%

1. The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes 0.01% of interest expense.
2. Without reimbursement, other expenses and total operating expenses would have been 3.49% and 4.24%, respectively for the Davis VA Financial Portfolio, 10.95% and 11.7%, respectively for the Davis VA Real Estate Portfolio, and 1.54% and 2.29%, respectively for the Davis VA Value Portfolio.
3. The Franklin Aggressive Growth Securities Fund and the Franklin Technology Securities Fund commenced operations as of the date of this prospectus. The expenses shown above for these portfolios are therefore estimated for the current fiscal year.
4. For the Portfolios of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan. While the maximum amount payable under the fund's Class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year. See "Fund Account Policies" in the accompanying Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.
5. The Franklin Global Health Care Securities Fund, the Franklin Small Cap Fund, the Franklin Value Securities Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Developing Markets Securities Fund, the Templeton International Securities Fund, and the Templeton International Smaller Companies Fund incur a portfolio administration fee as a direct expense of the Portfolio. Other Portfolios of Franklin Templeton Variable Insurance Products Trust pay for similar services indirectly through the Management Fee.
6. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's Management Fees, Distribution and Service Fees, Other Expenses, and Total Fund Operating Expenses after 5/1/00 would be estimated as: 0.75%, 0.25%, 0.02%, and 1.02% respectively for the Franklin Large Cap Growth Securities Fund; 0.60%, 0.25%, 0.19%, and 1.04% respectively for the Mutual Shares Securities Fund; and 0.80%, 0.25%, 0.05%, 1.10% respectively for the Templeton Growth Securities Fund.
7. On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's Management Fees, Distribution and Service Fees, Other Expenses, and Total Fund Operating Expenses after 5/1/00 would be estimated as: 0.55%, 0.25%, 0.27%, and 1.07% respectively for the Franklin Small Cap Fund; 1.25%, 0.25%, 0.29%, and 1.79% respectively for the Templeton Developing Markets Securities Fund; and 0.65%, 0.25%, 0.20%, and 1.10% respectively for the Templeton International Securities Fund.
8. Without reimbursement, other expenses and total operating expenses would have been 1.38% and 1.98%, respectively for the J.P. Morgan International Opportunities Portfolio and 0.52% and 0.87%, respectively for the J.P. Morgan U.S. Disciplined Equity Portfolio.
9. "Other Expenses" reflect a 0.35% administrative fee for the PIMCO High Yield Bond Portfolio, a 0.10% administrative fee for the PIMCO StocksPLUS Growth and Income Portfolio, and a 0.25% administrative fee and 0.04% representing organizational expenses and pro rata Trustees' fees for the Total Return Bond Portfolio. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO High Yield, StocksPLUS Growth and Income and Total Return Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 1999 would have been 0.75%, 0.65% and 0.69%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
10. J. & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Global Technology Portfolio, other than the management fee, which exceed .40%, and to reimburse all expenses of Seligman Small-Cap Value Portfolio, other than management fees, which exceed 1.00%. Without reimbursement, other expenses and total operating expenses would have been 0.41% and 1.41%, respectively, for Seligman Global Technology Portfolio, and 0.41% and 1.41% respectively, for Seligman Small-Cap Value Portfolio. There is no assurance that Seligman will continue this policy in the future.
11. Because this is the first year of operation for all "SP" portfolios, other expenses are estimated based on management's projection of non-advisory fee expenses. Each "SP" portfolio has expense reimbursements in effect and the charges with reimbursement are reflected in the table. These expense reimbursementas are voluntary and may be terminated at any time. Without reimbursement, total operating expenses are estimated to be 2.24% for the SP Jennison International Growth Portfolio and 1.72% for the SP Strategic Partners Focused Growth Portfolio.
12. Certain expenses of the USAllianz VIP Funds have been assumed by the Adviser. Had those expenses not been assumed, total return would have been lower and total fund expenses would have been 3.80% for the Diversified Assets Fund, 3.77% for the Fixed Income Fund, 2.59% for the Global Opportunities Fund (estimated for 2000), 3.90% for the Growth Fund, and 1.91% for the Money Market Fund (estimated for 2000). The USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund and the USAllianz VIP Growth Fund commenced operations on November 12, 1999, and the USAllianz VIP Global Opportunities Fund and the USAllianz VIP Money Market Fund commenced operations on January 13, 2000. The expenses shown for these portfolios are therefore estimated for the current fiscal year.
13. If certain expenses had not been assumed by the Adviser, total return would have been lower and total fund expenses would have been 0.62% for the Van Kampen LIT Enterprise Portfolio and 0.92% for the Van Kampen LIT Growth and Income Portfolio.


EXAMPLES
-------------------------------------------------------------------------------


The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

Premium taxes are not reflected in the tables. Premium taxes may apply.

For additional information, see Section 5 -- "Expenses" and the accompanying fund prospectuses.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:


VARIABLE OPTION                              1 YEAR             3 YEARS             5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund            $84                $123               $158              $265

AIM V.I. Growth Fund                           84                 123                158               265

AIM V.I. International Equity Fund             86                 131                170               290

AIM V.I. Value Fund                            84                 124                159               268

Alger American Growth Portfolio                84                 125                161               272

Alger American Leveraged AllCap Portfolio      86                 129                168               286

Alger American MidCap Growth Portfolio         85                 127                164               278

Alger American Small Capitalization Portfolio  85                 129                167               283

Davis VA Financial Portfolio                   86                 132                172               293

Davis VA Real Estate Portfolio                 86                 132                172               293

Davis VA Value Portfolio                       86                 132                172               293

Franklin Aggressive Growth Securities Fund*    86                 131                170               290

Franklin Global Communications Securities Fund 84                 124                159               268

Franklin Global Health Care Securities Fund    87                 134                175               300

Franklin Growth and Income Securities Fund     84                 124                158               266

Franklin High Income Fund                      84                 125                161               272

Franklin Income Securities Fund                84                 124                159               267

Franklin Large Cap Growth Securities Fund      86                 132                173               295

Franklin Natural Resources Securities Fund     85                 129                167               284

Franklin Rising Dividends Securities Fund      86                 132                172               293

Franklin S&P 500 Index Fund*                   89                 138                183               315

Franklin Small Cap Fund                        87                 134                175               300

Franklin Technology Securities Fund*           88                 137                180               310

Franklin U.S. Government Fund                  84                 124                159               268

Franklin Value Securities Fund                 87                 133                175               299

Mutual Discovery Securities Fund               89                 139                184               318

Mutual Shares Securities Fund                  87                 133                174               297

J.P. Morgan International Opportunities Portfolio                  88                138               181         312

J.P. Morgan U.S. Disciplined Equity Portfolio  85                 127                164               278

Oppenheimer Global Securities Fund/VA          83                 122                156               261

Oppenheimer High Income Fund/VA                84                 124                159               267

Oppenheimer Main Street Growth & Income

     Fund/VA                                   84                 125                161               271

PIMCO VIT High Yield Bond Portfolio            84                 124                159               267

PIMCO VIT StocksPLUS Growth and Income Portfolio83                121                154               257

PIMCO VIT Total Return Bond Portfolio         $83                $121               $154              $257

Seligman Global Technology Portfolio           90                 143                191               331

Seligman Small-Cap Value Portfolio             86                 132                172               293

SP Jennison International Growth Portfolio     93                 151                203               354

SP Strategic Partners Focused Growth Portfolio 90                 144                192               332

Templeton Developing Markets Securities Fund   94                 156                211               369

Templeton Growth Securities Fund               88                 135                178               305

Templeton International Securities Fund        88                 135                178               305

Templeton International Smaller Companies Fund 90                 142                189               328

USAllianz VIP Diversified Assets Fund*         86                 132                172               293

USAllianz VIP Fixed Income Fund*               84                 124                159               267

USAllianz VIP Global Opportunities Fund*       91                 147                197               342

USAllianz VIP Growth Fund*                     85                 129                167               283

USAllianz VIP Money Market Fund*               85                 129                167               283

Van Kampen LIT Enterprise Portfolio            82                 119                151               252

Van Kampen LIT Growth & Income Portfolio       84                 124                159               267


*Estimated

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if your Contract is not surrendered:


VARIABLE OPTION                              1 YEAR             3 YEARS             5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund            $24                 $72               $124              $265

AIM V.I. Growth Fund                           24                 72                  124               265

AIM V.I. International Equity Fund             26                 80                  136               290

AIM V.I. Value Fund                            24                 73                  125               268

Alger American Growth Portfolio                24                 74                  127               272

Alger American Leveraged All Cap Portfolio     26                 78                  134               286

Alger American MidCap Growth Portfolio         25                 76                  130               278

Alger American Small Capitalization Portfolio  25                 78                  133               283

Davis VA Financial Portfolio                   26                 81                  138               293

Davis VA Real Estate Portfolio                 26                 81                  138               293

Davis VA Value Portfolio                       26                 81                  138               293

Franklin Aggressive Growth Securities Fund*    26                 80                  136               290

Franklin Global Communications Securities Fund 24                 73                  125               268

Franklin Global Health Care Securities Fund    27                 83                  141               300

Franklin Growth and Income Securities Fund     24                 73                  124               266

Franklin High Income Fund                      24                 74                  127               272

Franklin Income Securities Fund                24                 73                  125               267

Franklin Large Cap Growth Securities Fund      26                 81                  139               295

Franklin Natural Resources Securities Fund     25                 78                  133               284

Franklin Rising Dividends Securities Fund      26                 81                  138               293

Franklin S&P 500 Index Fund*                   29                 87                  149               315

Franklin Small Cap Fund                        27                 83                  141               300

Franklin Technology Securities Fund*           28                  86                146               310

Franklin U.S. Government Fund                  24                  73                125               268

Franklin Value Securities Fund                 27                 82                  141               299

Mutual Discovery Securities Fund               29                 88                  150               318

Mutual Shares Securities Fund                  27                 82                  140               297

J.P. Morgan International Opportunities Portfolio                 28                  87                147  312

J.P. Morgan U.S. Disciplined Equity Portfolio  25                 76                  130               278

Oppenheimer Global Securities Fund/VA          23                 71                  122               261

Oppenheimer High Income Fund/VA                24                 73                  125               267

Oppenheimer Main Street Growth & Income

     Fund/VA                                   24                 74                  127               271

PIMCO VIT High Yield Bond Portfolio            24                 73                  125               267

PIMCO VIT StocksPLUS Growth and Income Portfolio                  23                  70                120  257

PIMCO VIT Total Return Bond Portfolio          23                 70                  120               257

Seligman Global Technology Portfolio           30                 92                  157               331

Seligman Small-Cap Value Portfolio             26                 81                  138               293

SP Jennison International Growth Portfolio     33                 100                 169               354
SP Strategic Partners Focused Growth Portfolio 30                 93                  158               332

Templeton Developing Markets Securities Fund   34                 105                 177               369

Templeton Growth Securities Fund               28                 84                  144               305

Templeton International Securities Fund        28                 84                  144               305

Templeton International Smaller Companies Fund 30                 91                  155               328

USAllianz VIP Diversified Assets Fund*         26                 81                  138               293

USAllianz VIP Fixed Income Fund*               24                 73                  125               267

USAllianz VIP Global Opportunities Fund*       31                 96                  163               342

USAllianz VIP Growth Fund*                     25                 78                  133               283

USAllianz VIP Money Market Fund*               25                 78                  133               283

Van Kampen LIT Enterprise Portfolio            22                 68                  117               252

Van Kampen LIT Growth & Income Portfolio       24                 73                  125               267

*Estimated

See the Appendix for Accumulation Unit Values - Condensed Financial Information.

1. THE VARIABLE ANNUITY CONTRACT
-------------------------------------------------------------------------------

This prospectus describes a variable deferred annuity contract with a Fixed Account offered by Preferred Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments, beginning on a designated date that is at least 13 months in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

Your investment choices include Variable Options, and the Fixed Account of Preferred Life. The Contract is called a variable annuity because you can choose among the Variable Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Variable Options. The Variable Options are designed to offer a better return than the Fixed Account. However this is not guaranteed. The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Variable Option(s) you select. The amount of the Annuity Payments you receive during the Payout Phase of the Contract also depends in large part upon the investment performance of the Variable Options you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Preferred Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Preferred Life. Preferred Life may change the terms of the Fixed Account in the future. Please contact Preferred Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract. We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER

The Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT

The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. Preferred Life will not be bound by the assignment until it receives the written notice of the assignment. Preferred Life will not be liable for any payment or other action it takes in accordance with the Contract before it receives notice of theassignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.


2. ANNUITY PAYMENTS (THE PAYOUT PHASE)
-------------------------------------------------------------------------------


You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 13 months after you buy the Contract. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Annuity Payments must begin by the first day of the first calendar month following the Annuitant's 90th birthday. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payment will depend upon three things:

1)the value of your Contract in the Variable Option(s) on the Income Date,

2)the 5% assumed investment rate used in the annuity table for the Contract, and

3)the performance of the Variable Option(s) you selected.

If the actual performance exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.

ANNUITY OPTIONS

You can choose one of the following Annuity Options or any other Annuity Option you want and that Preferred Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of guaranteed payments.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that would have been paid if they were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for rest of the guaranteed period. If you do not want to receive Annuity Payments after the last Annuitant's death, you can ask us for a single lump sum.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. If the value of the Annuity Payments made at the time of the Annuitant's death is less than the value applied to the Annuity Option, then you will receive a refund as set forth in the Contract.


3. PURCHASE
--------------------------------------------------------------------------------


PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The minimum payment Preferred Life will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you enroll in the Automatic Investment Plan (which is described below), your Purchase Payment can be $2,000. If you are buying the Contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum amount we will accept is $2,000. The maximum we will accept without our prior approval is $1 million. You can make additional Purchase Payments of $250 (or as low as $100 if you have selected the Automatic Investment Plan) or more to either type of Contract. Preferred Life may, at its sole discretion, waive minimum payment requirements. At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of funds from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for the AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by the AIP is $100. You may stop the AIP at any time you want. We need to be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Variable Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. You can instruct us how to allocate additional Purchase Payments you make. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center.

A change will be effective for payments received on or after we receive your notice or instructions. Preferred Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in 10 investment options at any one time (which includes any of the Variable Options listed in Section 4 and the Preferred Life Fixed Account). We may change this in the future. However, we will always allow you to invest in at least five Variable Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. When you cancel the Contract within this time period, Preferred Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. If you have purchased the Contract as an IRA, we are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we have the right to allocate your initial Purchase Payment to the USAllianz VIP Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Options and/or the Fixed Account as you have selected.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down depending upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit. Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the Accumulation Unit.

We calculate the value of an Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.


4. INVESTMENT OPTIONS
-------------------------------------------------------------------------------


The Contract offers Variable Options. Each Variable Option invests in one of the Portfolios listed below. Each Variable Option has its own investment objective. The Contract also offers a Fixed Account of Preferred Life. Additional Variable Options may be available in the future.

YOU SHOULD READ THE FUND PROSPECTUSES (WHICH ARE ATTACHED TO THIS PROSPECTUS) CAREFULLY BEFORE INVESTING.

Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares. Only Class 2 shares are available in connection with your Contract. Class 2 shares have Rule 12b-1 plan expenses. Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

Investment advisers for each Portfolio are listed in the table on the next page. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

The following is a list of the Portfolios available under the Contract and investment advisers for each Portfolio:

AVAILABLE PORTFOLIOS                                          INVESTMENT  ADVISERS
---------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation Fund                            A I M Advisors, Inc.
AIM V.I. Growth Fund                                          A I M Advisors, Inc.
AIM V.I. International Equity Fund                            A I M Advisors, Inc.
AIM V.I. Value Fund                                           A I M Advisors, Inc.
THE ALGER AMERICAN FUND:
Alger American Growth Portfolio                               Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio                     Fred Alger Management, Inc.
(seeks long term capital appreciation)
Alger American MidCap Growth Portfolio                        Fred Alger Management, Inc.
Alger American Small Capitalization Portfolio                 Fred Alger Management, Inc.
DAVIS VARIABLE ACCOUNT FUND, INC.:
Davis VA Financial Portfolio                                  Davis Selected Advisers, LP
Davis VA Real Estate Portfolio                                Davis Selected Advisers, LP
Davis VA Value Portfolio                                      Davis Selected Advisers, LP
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund                    Franklin Advisers, Inc.
Franklin Global Communications Securities Fund                Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund                   Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund                    Franklin Advisers, Inc.
Franklin High Income Fund                                     Franklin Advisers, Inc.
Franklin Income Securities Fund                               Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                     Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund                    Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                     Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                                   Franklin Advisers, Inc.
Franklin Small Cap Fund                                       Franklin Advisers, Inc.
Franklin Technology Securities Fund                           Franklin Advisers, Inc.
Franklin U.S. Government Fund                                 Franklin Advisers, Inc.
Franklin Value Securities Fund                                Franklin Advisory Services, LLC
Mutual Discovery Securities Fund(capital appreciation)        Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                                 Franklin Mutual Advisers, LLC
(capital appreciation with income as a secondary goal)
Templeton Developing Markets Securities Fund                  Templeton Asset Management Ltd.
Templeton Growth Securities Fund                              Templeton Global Advisors Limited
Templeton International Securities Fund                       Templeton Investment Counsel, Inc.
Templeton International Smaller Companies Fund                Templeton Investment Counsel, Inc.
JP MORGAN SERIES TRUST II:
J.P. Morgan International Opportunities Portfolio             J.P. Morgan Investment Management Inc.
J.P. Morgan U.S. Disciplined Equity Portfolio                 J.P. Morgan Investment Management Inc.
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Global Securities Fund/VA                         OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA                               OppenheimerFunds, Inc.
Oppenheimer Main Street Growth
   & Income Fund/VA                                           OppenheimerFunds, Inc.
PIMCO VARIABLE INSURANCE TRUST:
PIMCO VIT High Yield Bond Portfolio                           Pacific Investment Management Company
PIMCO VIT StocksPLUS Growth and Income Portfolio              Pacific Investment Management Company
PIMCO VIT Total Return Bond Portfolio                         Pacific Investment Management Company
THE PRUDENTIAL SERIES FUND, INC.:
SP Jennison International Growth Portfolio                    Prudential Investments Fund Management, LLC.
SP Strategic Partners Focused Growth Portfolio                Prudential Investments Fund Management, LLC.
SELIGMAN PORTFOLIOS, INC.
Seligman Global Technology Portfolio                          J. & W. Seligman & Co. Incorporated
Seligman Small-Cap Value Portfolio                            J. & W. Seligman & Co. Incorporated
USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAllianz VIP Diversified Assets Fund                         Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                               Allianz of America, Inc.
USAllianz VIP Global Opportunities Fund                       Allianz of America, Inc.
USAllianz VIP Growth Fund                                     Allianz of America, Inc.
USAllianz VIP Money Market Fund                               Allianz of America, Inc.
VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Enterprise Portfolio                           Van Kampen Asset Management Inc.
(seeks capital appreciation)
Van Kampen LIT Growth and Income Portfolio                    Van Kampen Asset Management Inc.


Shares of the Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Preferred Life. Certain Portfolios may also be sold directly to qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

Preferred Life may enter into certain arrangements under which it is reimbursed by the Portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

TRANSFERS

You can transfer money among the Variable Options and/or the Fixed Account. Preferred Life currently allows you to make as many transfers as you want to each year. Preferred Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Variable Option. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following applies to any transfer:

1) The minimum amount which you can transfer is $1,000 or your entire value in the Variable Option or Fixed Account. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (which are described below).

2)  We may not allow you to make transfers during the free look period.

3) Your request for a transfer must clearly state which Variable Option(s) and/or the Fixed Account is involved in the transfer.

4) Your request for a transfer must clearly state how much the transfer is for.

5) You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6) During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7) During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

Preferred Life has reserved the right to modify the transfer provisions subject to the guarantees described above.

You can make transfers by telephone by properly completing the telephone transfer forms provided by Preferred Life. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless Preferred Life is instructed otherwise, Preferred Life will accept instructions from either one of you. Preferred Life will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Preferred Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options.

The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

You must participate in the program for at least six months (or two quarters) and must transfer at least $500 each time (or $1,500 each quarter). Your allocations can be in whole percentages or dollar amounts. You may elect this program by properly completing the Dollar Cost Averaging forms printed by Preferred Life.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day.

Your participation in the program will end when any of the following occurs:

1)  the number of desired transfers have been made;

2) you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or 4) the Contract is terminated.

If you currently participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

FLEXIBLE REBALANCING

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readajust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day.

If you participate in Flexible Rebalancing, the transfers made under the program are not currently taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

VOTING PRIVILEGES

Preferred Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Preferred Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Preferred Life owns on its own behalf. Should Preferred Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Preferred Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit further investment in a Variable Option if we deem the investment inappropriate.


5. EXPENSES
-------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Preferred Life makes a deduction for its insurance charges. Preferred Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts:

1)  the mortality and expense risk charge, and

2)  the administrative charge.

MORTALITY AND EXPENSE RISK CHARGE. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option. During the Payout Phase, the charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). The amount of the mortality and expense risk charge is less during the Payout Phase because Preferred Life does not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in a Variable Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract,confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE

On each Contract anniversary, Preferred Life deducts $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract is at least $50,000 when the deduction for the charge is to be made, Preferred Life will not deduct this charge. If you own more than one Contract offered under this prospectus, Preferred Life will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, Preferred Life will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000. If the Contract is owned by a non-natural person (e.g., a corporation), Preferred Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Preferred Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon how long Preferred Life has had your payment. The charge is:

                                 CONTINGENT DEFERRED
                                    SALES CHARGE
          YEARS SINCE            (AS A PERCENTAGE OF
       PURCHASE PAYMENT          PURCHASE PAYMENTS)

              0-1                        6%
              1-2                        6%
              2-3                        6%
              3-4                        5%
              4-5                        4%
              5-6                        3%
              6-7                        2%
              7+                         0%

However, after Preferred Life has had a Purchase Payment for 7 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Preferred Life treats withdrawals as coming from the oldest Purchase Payments first. Preferred Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

FREE WITHDRAWAL AMOUNT -- Each year after the first Contract year, you can make multiple withdrawals of up to 15% of the value of your Contract and no contingent deferred sales charge will be deducted from the 15% you take out. Withdrawals in excess of that free amount will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program which allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. You cannot use these programs and the 15% free withdrawal amount in the same Contract year. See Section 7 -- "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE Under certain circumstances, after the first year, Preferred Life will permit you to take your money out of the Contract without deducting the contingent deferred sales charge if you or your Joint Owner become totally disabled for at least 90 consecutive days.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE
Preferred Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Preferred Life. Preferred Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Preferred Life or any of its affiliates. Any circumstances resulting in reduction or elimination of the contingent deferred sales charge requires prior approval of Preferred Life.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 (or 2% of the amount transferred, if less) for each additional transfer. The transfer fee will be deducted from the Variable Option or the Fixed Account from which the transfer is made. If the entire amount is transferred, the fee will be deducted from the amount transferred.

If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will currently not count in determining the transfer fee.

INCOME TAXES

Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Preferred Life is not making any such deductions.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees) which are described in the Fee Table in this prospectus and the accompanying fund prospectuses.


6. TAXES
-------------------------------------------------------------------------------


NOTE: PREFERRED LIFE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. PREFERRED LIFE HAS INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of

Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. You will be taxed on the amount of the withdrawal that is earnings. In most cases, such withdrawn earnings are includible in income. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)  paid on or after the taxpayer reaches age 591/2;

2)  paid after you die;

3) paid if the taxpayer becomes totally disabled (as that term is defined in the
Code);

4) paid in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer;

5)  paid under an immediate annuity; or

6) which come from Purchase Payments made prior to August 14, 1982.

WITHDRAWALS -- QUALIFIED CONTRACTS

If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income.

Some withdrawals will be exempt from the penalty. They include any amounts:

1)  paid on or after you reach age 591/2;

2)  paid after you die;

3)  paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6)  paid for certain allowable medical expenses (as defined in the Code);

7)  paid pursuant to a qualified domestic relations order;

8)  paid on account of an IRS levy upon the Qualified Contract;

9)  paid from an IRA for medical insurance (as defined in the Code);

10) paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in 5) and 7) above do not apply to IRAs. The exception in 4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made under a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1)  reaches age 59 1/2;

2)  leaves his/her job;

3)  dies;

4)  becomes disabled (as that term is defined in the Code); or

5) in the case of hardship. However, in the case of hard ship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the Owner of the Portfolios.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------


You can have access to the money in your Contract:

1)  by making a withdrawal (either a partial or a total withdrawal);

2)  by receiving Annuity Payments; or

3)  when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See Section 5 -- "Expenses" for a discussion of the charges.)

Any partial withdrawal must be for at least $500. Unless you instruct Preferred Life otherwise, a partial withdrawal will be made pro-rata from all the Variable Options and the Fixed Account you selected. Preferred Life requires that after you make a partial withdrawal the value of your Contract must be at least $2,000.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6 -- "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Preferred Life offers a plan which provides automatic monthly or quarterly payments to you from your Contract each year. The total systematic withdrawals which you can make each year without Preferred Life deducting a contingent deferred sales charge is limited to 15% of the value of your Contract determined on the business day before we receive your request. You may withdraw any amount you want under this program if your payments are no longer subject to the contingent deferred sales charge. If you make withdrawals under this plan, you may not also use the 15% free withdrawal amount that year. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see Section 5 -- "Expenses." All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Preferred Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Preferred Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

SUSPENSION OF PAYMENTS OR TRANSFERS

Preferred Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)  trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Preferred Life cannot reasonably value the Portfolio shares;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Preferred Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


8. PERFORMANCE
-------------------------------------------------------------------------------

Preferred Life periodically advertises performance of the Variable Options. Preferred Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and Portfolio expenses. It does not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charges and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charges, contingent deferred sales charges and the expenses of the Portfolios. Preferred Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the fund prospectuses for more information.

Certain Portfolios have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, Preferred Life has prepared performance information. The performance is based on the historical performance of the Portfolios, modified to reflect the charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Options invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

For the Franklin Templeton Variable Insurance Products Trust, the performance is based on the Portfolio's Class 1 shares. Class 2 shares are relatively new and effective July 1, 1999 currently have Rule 12b-1 Plan expenses of .25% per year which will affect future performance. Prior to July 1, 1999 the Class 2 shares had 12b-1 plan expenses of .30% per year. The information is based upon the historical experience of the Portfolios' Class 1 shares and does not represent past performance or predict future performance.

Preferred Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI. Any performance advertised will be based on historical data and does not guarantee future results of the Variable Options.


9. DEATH BENEFIT
--------------------------------------------------------------------------------


UPON YOUR DEATH

If you or your Joint Owner die during the Accumulation Phase, Preferred Life will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase, any benefit will be as provided for in the Annuity Option selected. The amount of the death benefit is:


I.  CONTRACTS THAT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement. For these Contracts, the death benefit will be the greater of (1) or (2) below:

1) The current value of your Contract, less any premium taxes owed. This amount is determined as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

2) The guaranteed minimum death benefit (as explained below and in the enhanced death benefit endorsement to your Contract), as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

A. During the first year of all such Contracts and if you are age 81 or older at the time of purchase, the following guaranteed minimum death benefit will apply:

      o payments you have made,

      o less any money you have taken out,

      o less any applicable charges paid on money taken out.

      B. After the first Contract year, for Contracts issued before your 81st birthday, and until you reach age 81, the greater of (a) or (b) below will be your guaranteed minimum death benefit:

           a) Purchase Payments

             o payments you have made,

             o less any money you have taken out,

             o less any applicable charges paid on money taken out.

           b) Highest Anniversary Value

             Where an Anniversary Value is equal to:

             o value of the Contract on a Contract anniversary,

             o plus any payments made since that Contract anniversary,

             o less any money you have taken out since that anniversary,

             o less any applicable charges paid on money taken out since that anniversary,

C. After your 81st birthday, the following guaranteed minimum death benefit will apply: your guaranteed minimum death benefit on the Contract anniversary prior to your 81st birthday,

         o plus any payments you have made since then,

         o less any money you have taken out since then,

         o less any applicable charges paid on money taken out since then.

II.      CONTRACTS THAT DO NOT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

For all Contracts that do not receive an enhanced death benefit endorsement, the death benefit will be:

    The current value of your Contract, less any taxes owed. We determine this amount as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

III. ADDITIONAL PROVISIONS

If you have a Joint Owner, the age of the older Contract Owner will be used to determine the guaranteed minimum death benefit. The guaranteed minimum death benefit will be reduced by any amounts withdrawn after the date of death. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant. If you have a Joint Owner, and the Joint Owner dies, the surviving Owner will be the Beneficiary.

A Beneficiary may request that the death benefit be paid in one of the following ways: 1) payment of the entire death benefit within 5 years of the date of death; or 2) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death; 3) If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current value, or if greater, the death benefit value; 4) If a lump sum payment is elected and all the necessary requirements, including any required tax consent from the state of New York (when required), are met, the payment will be made within 7 days. We may delay paying the death benefit until we receive the tax consent (when required).

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


10. OTHER INFORMATION
--------------------------------------------------------------------------------


PREFERRED LIFE

Preferred Life Insurance Company of New York (Preferred Life), 152 West 57th Street, 18th Floor, New York, NY 10019, was organized under the laws of the state of New York. Preferred Life offers annuities and group life, group accident and health insurance and variable annuity products. Preferred Life is licensed to do business in six states, including New York and the District of Columbia. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly-owned subsidiary of Allianz Versicherungs AG Holding.

THE SEPARATE ACCOUNT

Preferred Life established a separate account named Preferred Life Variable Account C (Separate Account), to hold the assets that underlie the Contracts, except assets you allocate to the Fixed Account. The Board of Directors of Preferred Life adopted a resolution to establish the Separate Account under New York insurance law on February 26, 1988. Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in a Portfolio.

The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Preferred Life may issue.

DISTRIBUTION

USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. USAllianz Investor Services, LLC, is an affiliate of Preferred Life.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 7.0% of Purchase Payments. In addition, Preferred Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). The New York Insurance Department permits compensation based on the assets in your Contract. Preferred Life may adopt a different compensation program based on the assets in your Contract in addition to, or in lieu of, the present compensation program. Commissions may be recovered from broker-dealers if a full or partial withdrawal occurs within 12 months of a Purchase Payment or there is a recision of the Contract within the Free-Look period.

ADMINISTRATION

Preferred Life has hired Delaware Valley Financial Services, Inc., 300 Berwyn Park, Berwyn, Pennsylvania, to perform administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

FINANCIAL STATEMENTS

The financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.



TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

Insurance Company                                2

Experts                                          2

Legal Opinions                                   2

Distributor                                      2

Reduction or Elimination of the
Contingent Deferred Sales Charge                 2

Calculation of Performance Data                  2

Federal Tax Status                               8

Annuity Provisions                              14

Mortality and Expense Risk Guarantee            15

Financial Statements                            15


APPENDIX
-------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Preferred Life Insurance Company of New York and the financial statements of Preferred Life Variable Account C may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the period indicated.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of of Additional Information.

(NUMBER OF UNITS IN THOUSANDS)

                                                                                             PERIOD FROM
                                              YEAR OR PERIOD        YEAR OR PERIOD           INCEPTION
                                                  ENDED                  ENDED             (8/17/98) TO
VARIABLE OPTIONS:                             SEPT. 30, 2000         DEC. 31, 1999         DEC. 31, 1998
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH*
Unit value at beginning of period              $ 11.083                $10.000                  NA

Unit value at end of period                      $11.208               $11.083                  NA

Number of units outstanding at end of period         28                      0                  NA

ALGER AMERICAN GROWTH*

Unit value at beginning of period               $10.921                $10.000                  NA

Unit value at end of period                     $10.789                $10.921                  NA

Number of units outstanding at end of period         23                      8                  NA

ALGER AMERICAN LEVERAGED ALLCAP*

Unit value at beginning of period               $12.159                $10.000                  NA

Unit value at end of period                     $11.578                $12.159                  NA

Number of units outstanding at end of period          24                     0                  NA

USALLIANZ VIP DIVERSIFIED ASSETS*

Unit value at beginning of period               $10.168                $10.000                  NA

Unit value at end of period                     $10.437                $10.168                  NA

Number of units outstanding at end of period          2                      0                  NA

USALLIANZ VIP FIXED INCOME*

Unit value at beginning of period                $9.749                $10.000                  NA

Unit value at end of period                     $10.325                 $9.749                  NA

Number of units outstanding at end of period          2                      0                  NA

USALLIANZ VIP GROWTH*

Unit value at beginning of period               $10.731                $10.000                  NA

Unit value at end of period                     $10.604                $10.731                  NA

Number of units outstanding at end of period          0                      0                  NA


* The AIM V.I. Growth, Alger American Growth, Alger American Leveraged AllCap, USAllianz VIP Diversified Assets, USAllianz VIP Fixed Income and USAllianz VIP Growth Sub-Accounts commenced operations with the Separate Account November 12, 1999.

Unit Value at inception was $10.00

Preferred Life has only provided Accumulation Unit values for the above Sub-Accounts since the remaining Sub-Accounts being offered did not commence operations with the Separate Account until this Contract was first offered in January of 2001.